Consolidated Statements of Changes in Shareholders' (Deficit) Equity - USD ($) $ in Thousands	Total	Common stock	Additional paid-in capital	Other reserves	Accumulated other comprehensive income / (loss)	Accumulated losses	Treasury Stock
Beginning balance (in shares) at Dec. 31, 2021		71,246,000
Beginning balance at Dec. 31, 2021	$ (31,729)	$ 279,932	$ 350,200	$ (728)	$ (18,065)	$ (574,801)	$ (68,267)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock – based compensation expense	7,292		7,292
Foreign currency translation adjustment	$ 1,973				1,973
Exercise of stock-based awards (in shares)	48,172	1,070,000
Exercise of stock-based awards	$ 367	$ 7,621	(7,254)
Net loss for the year	(68,521)					(68,521)
Treasury Stock	(10,000)						(10,000)
Accretion of Series A non-convertible preferred shares	(11,884)		(11,884)
Accrual of cumulative dividends of Series A non-convertible preferred shares	(15,375)		(15,375)
Accretion of redeemable non-controlling interest	(473)		(473)
Accrual of dividends of Series B convertible preferred shares	(2,000)		(2,000)
Redemption of non-controlling interest	3,200		3,200
Ending balance (in shares) at Dec. 31, 2022		72,316,000
Ending balance at Dec. 31, 2022	(127,150)	$ 287,553	323,706	(728)	(16,092)	(643,322)	(78,267)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock – based compensation expense	3,454		3,454
Foreign currency translation adjustment	$ 4,434				4,434
Exercise of stock-based awards (in shares)	3,827	592,000
Exercise of stock-based awards	$ 27	$ 4,673	(4,646)
Net loss for the year	24,490					24,490
Accretion of Series A non-convertible preferred shares	(13,324)		(13,324)
Accrual of cumulative dividends of Series A non-convertible preferred shares	(15,750)		(15,750)
Accrual of dividends of Series B convertible preferred shares	(2,000)		(2,000)
Ending balance (in shares) at Dec. 31, 2023		72,908,000
Ending balance at Dec. 31, 2023	(125,819)	$ 292,226	291,440	(728)	(11,658)	(618,832)	(78,267)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock – based compensation expense	9,901		9,901
Foreign currency translation adjustment	$ (22,492)				(22,492)
Exercise of stock-based awards (in shares)	14,414	525,000
Exercise of stock-based awards	$ 107	$ 10,044	(9,937)
Net loss for the year	27,905					27,905
Accretion of Series A non-convertible preferred shares	(14,982)		(14,982)
Accrual of cumulative dividends of Series A non-convertible preferred shares	(15,229)		(15,229)
Exercise of convertible preferred stock	46,700		(20,779)				67,479
Accrual of dividends of Series B convertible preferred shares	(499)		(499)
Issuance of stock in cashless exercise of warrants (in shares)		10,993,000
Ending balance (in shares) at Dec. 31, 2024		84,426,000
Ending balance at Dec. 31, 2024	$ (94,408)	$ 302,270	$ 239,915	$ (728)	$ (34,150)	$ (590,927)	$ (10,788)